Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Moderately Conservative Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 34.2%
Penn Series Flexibly Managed Fund*	63,752	$6,369,507
Penn Series Index 500 Fund*	170,600	8,035,265
Penn Series Large Cap Growth Fund*	19,096	793,815
Penn Series Large Cap Value Fund*	48,272	2,405,410
Penn Series Large Core Value Fund*	74,258	2,425,999
Penn Series Mid Core Value Fund*	66,062	2,433,050
Penn Series Real Estate Securities Fund*	102,608	3,197,259
Penn Series Small Cap Index Fund*	24,597	815,873
Penn Series SMID Cap Value Fund*	19,959	816,940
TOTAL AFFILIATED EQUITY FUNDS (Cost $20,661,067)		27,293,118

AFFILIATED FIXED INCOME FUNDS — 56.2%
Penn Series High Yield Bond Fund*	220,194	3,941,468
Penn Series Limited Maturity Bond Fund*	1,082,316	14,914,316
Penn Series Quality Bond Fund*	1,640,805	26,039,577
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $44,009,637)		44,895,361

AFFILIATED INTERNATIONAL EQUITY FUNDS — 8.8%
Penn Series Developed International Index Fund*	128,572	2,373,434
Penn Series Emerging Markets Equity Fund*	72,552	785,017
Penn Series International Equity Fund*	92,822	3,888,320
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $6,019,637)		7,046,771
TOTAL INVESTMENTS — 99.2% (Cost $70,690,341)		$79,235,250
Other Assets & Liabilities — 0.8%		621,336
TOTAL NET ASSETS — 100.0%		$79,856,586

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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